Capital stock - Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic Earnings per share
Earnings attributable to ordinary shares outstanding	$ 223,346,346	$ 316,637,512	$ 243,624,754
Weighted average number of ordinary shares outstanding (in shares)	871,369,551	756,961,868	682,642,927
Basic Earnings per share (usd per share)	$ 0.2563	$ 0.4183	$ 0.3569
Diluted Earnings per share
Earnings attributable to ordinary shares outstanding and shares in Long-term Incentive Plan	$ 223,346,346	$ 316,637,512	$ 243,624,754
Weighted average number of ordinary shares plus shares in Long-term Incentive Plan (in shares)	883,292,759	768,845,264	694,253,758
Diluted earnings per share (usd per share)	$ 0.2529	$ 0.4118	$ 0.3509